Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 9,578	$ 12,570
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	9,578
Performance share units	13,241
Financial liabilities and contractual commitments, undiscounted cash flows	22,819
Non-Derivative Financial Instrument [Member] | 2023 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	9,578
Financial liabilities and contractual commitments, undiscounted cash flows	9,578
Non-Derivative Financial Instrument [Member] | 2024 - 2025 [member]
Non-derivative financial liabilities
Performance share units	12,627
Financial liabilities and contractual commitments, undiscounted cash flows	12,627
Non-Derivative Financial Instrument [Member] | 2026 - 2027 [member]
Non-derivative financial liabilities
Performance share units	614
Financial liabilities and contractual commitments, undiscounted cash flows	614
Non-Derivative Financial Instrument [Member] | After 2027 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	0
Performance share units	0
Financial liabilities and contractual commitments, undiscounted cash flows	$ 0